1801 California Street, Suite 5200 Denver, Colorado 80202

August 24, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica Managed Futures Strategy, Transamerica Asset Allocation Intermediate Horizon, Transamerica Asset Allocation Long Horizon and Transamerica Asset Allocation Short Horizon, each a separate series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on August 17, 2018.

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Senior Counsel
Transamerica Asset Management, Inc.